Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Premiums	$ 8	$ 13	$ 22
Universal life and investment-type product policy fees	90	105	93
Net investment income	188	157	134
Other revenues	(81)	(96)	(83)
Net investment gains (losses)	(12)	(3)	13
Net derivative gains (losses)	(137)	(76)	129
Total revenues	56	100	308
Expenses
Policyholder benefits and claims	30	(11)	23
Interest credited to policyholder account balances	63	60	38
Amortization of deferred policy acquisition costs	26	(2)	38
Other expenses	81	77	77
Total expenses	200	124	176
Income (loss) before provision for income tax	(144)	(24)	132
Provision for income tax expense (benefit)	(38)	(6)	25
Net income (loss)	$ (106)	$ (18)	$ 107